UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21465

CBRE Clarion Global Real Estate Income Fund

(Exact name of registrant as specified in charter)

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Address of principal executive offices) (Zip code)

T. Ritson Ferguson, President and Chief Executive Officer

CBRE Clarion Global Real Estate Income Fund

201 King Of Prussia Road, Suite 600

Radnor, PA 19087

(Name and address of agent for service)

Registrant’s telephone number, including area code:      1-877-711-4272

Date of fiscal year end:      December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Attached hereto.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited)

September 30, 2014

Shares		Market Value ($)
	Real Estate Securities*- 108.1%
	Common Stock - 98.2%

	Australia - 9.0%
536,929	Charter Hall Group	$1,921,644
38,529,000	DEXUS Property Group	37,423,424
6,338,800	Federation Centres, Ltd.	14,310,657
1,410,723	Goodman Group	6,382,122
1,769,500	GPT Group	5,992,311
11,628,821	Scentre Group (a)	33,376,619

		99,406,777

	Canada - 8.8%
200,100	Calloway Real Estate Investment Trust	4,605,228
500,000	Crombie Real Estate Investment Trust	5,793,924
1,856,000	H&R Real Estate Investment Trust	36,304,559
2,522,900	InnVest Real Estate Investment Trust	11,987,472
1,698,100	RioCan Real Estate Investment Trust	39,005,169

		97,696,352

	France - 4.7%
67,789	Altarea	11,248,085
158,851	Unibail-Rodamco SE	40,876,176

		52,124,261

	Germany - 1.2%
630,260	Deutsche Wohnen AG	13,471,296

	Hong Kong - 4.6%
8,913,000	Link REIT (The)	51,365,307

	Japan - 6.6%
840	Activia Properties, Inc.	6,746,342
1,240	Frontier Real Estate Investment Corp.	5,945,941
18,897	Japan Retail Fund Investment Corp.	38,071,352
385,800	Mitsui Fudosan Co., Ltd.	11,815,444
281,400	Sumitomo Realty & Development Co., Ltd.	10,011,063

		72,590,142

	Mexico - 1.1%
6,043,300	Prologis Property Mexico SA de CV (a)	12,644,346

	Netherlands - 4.4%
268,455	Corio NV	13,166,557
528,401	Eurocommercial Properties NV	23,275,813
277,161	Vastned Retail NV	12,679,727

		49,122,097

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2014.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (continued)

September 30, 2014

Shares		Market Value ($)
	New Zealand - 0.7%
9,050,000	Goodman Property Trust	$7,477,263

	Singapore - 4.5%
6,735,000	Ascendas Real Estate Investment Trust	11,882,498
12,075,000	CapitaCommercial Trust	15,102,035
5,109,700	Global Logistic Properties, Ltd.	10,858,063
8,677,000	Suntec Real Estate Investment Trust	11,974,845

		49,817,441

	United Kingdom - 7.9%
2,226,800	British Land Co. Plc	25,360,090
2,839,300	Land Securities Group Plc	47,824,460
2,445,110	SEGRO Plc	14,392,886

		87,577,436

	United States - 44.7%
979,167	American Homes 4 Rent	16,538,131
134,400	AvalonBay Communities, Inc.	18,946,368
1,145,353	Brandywine Realty Trust	16,115,117
583,200	Camden Property Trust	39,966,696
666,632	CBL & Associates Properties, Inc.	11,932,713
548,269	General Growth Properties, Inc.	12,911,735
414,515	Health Care REIT, Inc.	25,853,300
748,600	Highwoods Properties, Inc.	29,120,540
1,720,500	Host Hotels & Resorts, Inc.	36,698,265
1,703,200	Liberty Property Trust	56,648,432
949,785	Macerich Co. (The)	60,624,777
890,370	OMEGA Healthcare Investors, Inc.	30,441,750
595,531	Prologis, Inc.	22,451,519
100,000	Regency Centers Corp.	5,383,000
1,040,500	Retail Properties of America, Inc., Class A	15,222,515
3,147,787	Spirit Realty Capital, Inc.	34,531,223
210,800	Starwood Hotels & Resorts Worldwide, Inc.	17,540,668
1,646,834	UDR, Inc.	44,876,226

		495,802,975

	Total Common Stock (cost $889,311,942)	1,089,095,693

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2014.

CBRE Clarion Global Real Estate Income Fund

Portfolio of Investments (unaudited) (concluded)

September 30, 2014

Shares		Market Value ($)
	Preferred Stock - 9.9%

	United States - 9.9%
100,000	CBL & Associates Properties, Inc., Series D	$2,550,000
320,000	Digital Realty Trust, Inc., Series E	8,236,800
1,050,000	EPR Properties, Series F	26,218,500
444,300	General Growth Properties, Inc., Series A	10,929,780
319,479	Glimcher Realty Trust, Series G	8,092,403
150,000	iStar Financial, Inc., Series F	3,696,000
765,000	iStar Financial, Inc., Series I	18,742,500
400,000	LaSalle Hotel Properties, Series I	9,812,000
268,000	Pebblebrook Hotel Trust, Series A	6,910,380
272,000	Pennsylvania Real Estate Investment Trust, Series B	7,044,800
280,000	Urstadt Biddle Properties, Inc., Series F	7,285,600

	Total Preferred Stock (cost $99,429,178)	109,518,763

	Total Investments - 108.1% (cost $988,741,120)	1,198,614,456

	Liabilities in Excess of Other Assets - (8.1)%	(89,887,353)

	Net Assets - 100.0%	$1,108,727,103

*	Include U.S. Real Estate Investment Trusts (“REIT”) and Real Estate Operating Companies (“REOC”) as well as entities similarly formed under the laws of non-U.S. Countries.
(a)	Non-income producing security.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2014.

Notes to Portfolio of Investments (unaudited)

(A) Fair Value

GAAP provides guidance on fair value measurements. In accordance with the standard, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Trust’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Trust uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Trust’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Trust uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2014 in valuing the Trust’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Real Estate Securities
Common Stocks
Australia	$99,406,777	$–	$–	$99,406,777
Canada	97,696,352	–	–	97,696,352
France	52,124,261	–	–	52,124,261
Germany	13,471,296	–	–	13,471,296
Hong Kong	51,365,307	–	–	51,365,307
Japan	72,590,142	–	–	72,590,142
Mexico	12,644,346	–	–	12,644,346
Netherlands	49,122,097	–	–	49,122,097
New Zealand	7,477,263	–	–	7,477,263
Singapore	49,817,441	–	–	49,817,441
United Kingdom	87,577,436	–	–	87,577,436
United States	495,802,975	–	–	495,802,975

Total Common Stocks	1,089,095,693	–	–	1,089,095,693

Preferred Stocks
United States	91,626,783	17,891,980	–	109,518,763

Total Investments in Real Estate Securities	$1,180,722,476	$17,891,980	$–	$1,198,614,456

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2014.

Notes to Portfolio of Investments (unaudited) (continued)

The primary third party pricing vendor for the Trust’s listed preferred stock investments is FT Interactive Data (“IDC”). When available, the Trust will obtain a closing exchange price to value the preferred stock investments and, in such instances, the investment will be classified as Level 1 since an unadjusted quoted price was utilized. When a closing price is not available for the listed preferred stock investments, IDC will produce an evaluated mean price (midpoint between the bid and the ask evaluation) and such investments will be classified as Level 2 since other observable inputs were used in the valuation. Factors used in the IDC evaluation include trading activity, the presence of a two-sided market, and other relevant market data.

The Trust’s policy is to recognize transfers in and transfers out at the fair value as of the beginning of the period. The portfolio may hold securities which are periodically fair valued in accordance with the Trust’s fair value procedures. This may result in movements between Levels 1, 2 and 3 throughout the period. The fair value of Level 2 and Level 1 investments at December 31, 2013 was $0 and $1,125,342,372, respectively. $16,549,860 was transferred out of Level 1 into Level 2 during the period ended September 30, 2014 as a result of exchange closing prices not being available. Pursuant to the Trust’s fair value procedures noted previously, equity securities (including exchange traded securities and open-end regulated investment companies) and exchange traded derivatives (i.e. futures contracts and options) are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy. Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

For the quarter ended September 30, 2014, there have been no significant changes to the Trust’s fair valuation methodology.

See previously submitted notes to financial statements for the semi-annual period ended June 30, 2014.

Item 2. Controls and Procedures.

(a)

The Trust’s principal executive officer and principal financial officer have evaluated the Trust’s disclosure controls and procedures within 90 days of this filing and have concluded that the Trust’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)

The Trust’s principal executive officer and principal financial officer are aware of no changes in the Trust’s internal control over financial reporting that occurred during the Trust’s most recent quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits.

Certification of chief executive officer and chief financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                         CBRE Clarion Global Real Estate Income Fund

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date    November 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ T. Ritson Ferguson

                                                  T. Ritson Ferguson

                                                  President and Chief Executive Officer

Date    November 20, 2014

By (Signature and Title)*        /s/ Jonathan A. Blome

                                                  Jonathan A. Blome

                                                  Chief Financial Officer

Date        November 20, 2014

* Print the name and title of each signing officer under his or her signature.